Offerings	Feb. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock par value $0.001
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock par value $0.001
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal Shelf)
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	There is being offered hereunder such indeterminable number of the securities of each identified class of the registrant as may be sold in an offering pursuant to this Registration Statement, such indeterminate principal amount of securities which shall have an aggregate initial offering price not to exceed $100,000,000. The proposed maximum initial offering price per security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered thereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. Estimated solely for the purpose of calculating the registration fee. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $100,000,000. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price.